FSB Bancorp, Inc. (Parent Company Only) Financial Information	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
FSB Bancorp, Inc. (Parent Company Only) Financial Information

Note 15 - FSB Bancorp, Inc. (Parent Company Only) Financial Information

Balance Sheets

	December 31
	2018	2017
	(In Thousands)

Assets
Cash and cash equivalents	$1,570	$1,717
Investment in banking subsidiary	29,661	29,008
ESOP loan receivable	331	365
Total Assets	$31,562	$31,090

Liabilities and Stockholders’ Equity

Total Liabilities	$49	$34

Stockholders’ Equity	31,513	31,056

Total Liabilities and Stockholders’ Equity	$31,562	$31,090

Statements of Income

	Year Ended December 31
	2018	2017
	(In Thousands)

Interest Income	$36	$29
Other Expense	(500)	(301)
Equity in undistributed earnings of banking subsidiary	599	483

Net Income	$135	$211

Statements of Cash Flows

	Year Ended December 31
	2018	2017
	(In Thousands)

Cash flows from operating activities
Net income	$135	$211
Adjustments to reconcile net income to net cash flows from operating activities
Equity in undistributed earnings of banking subsidiary	(599)	(483)
Stock based compensation	310	133
Net increase in other liabilities	15	4
Net cash flows from operating activities	(139)	(135)

Cash flows from investing activities
Payments received on ESOP loan	34	33
Net cash flows from investing activities	34	33

Cash flows from financing activities
Purchase of common stock	(42)	(1,062)
Net cash flows from financing activities	(42)	(1,062)

Net (decrease) increase in cash and cash equivalents	(147)	(1,164)
Cash and cash equivalents - beginning	1,717	2,881

Cash and cash equivalents - ending	$1,570	$1,717